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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                         Pioneer Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 1/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 8.7%

 Oil & Gas Drilling - 1.4%

 1,712,745

 Precision Drilling Corp.

 $

 15,277,685

 Oil & Gas Equipment & Services - 2.7%

 791,686

 Superior Energy Services, Inc. *

 $

 18,715,457

 771,353

 Weatherford International, Ltd./Switzerland *

 10,444,120

 $

 29,159,577

 Oil & Gas Exploration & Production - 4.6%

 128,651

 Cimarex Energy Co.

 $

 12,605,225

 326,549

 Marathon Oil Corp.

 10,707,542

 249,019

 Rosetta Resources, Inc. *

 10,610,700

 285,109

 Whiting Petroleum Corp. *

 16,644,663

 $

 50,568,130

 Total Energy

 $

 95,005,392

 Materials - 5.3%

 Diversified Chemicals - 1.6%

 217,801

 Eastman Chemical Co.

 $

 16,979,766

 Specialty Chemicals - 1.1%

 136,974

 Cytec Industries, Inc.

 $

 12,323,551

 Metal & Glass Containers - 1.4%

 380,244

 Crown Holdings, Inc. *

 $

 15,628,028

 Paper Products - 1.2%

 277,450

 International Paper Co.

 $

 13,245,463

 Total Materials

 $

 58,176,808

 Capital Goods - 8.7%

 Construction & Engineering - 1.2%

 419,719

 KBR, Inc.

 $

 13,137,205

 Electrical Components & Equipment - 2.1%

 198,558

 Eaton Corp Plc

 $

 14,512,604

 180,652

 Generac Holdings, Inc.

 8,694,781

 $

 23,207,385

 Construction & Farm Machinery & Heavy Trucks - 4.0%

 210,503

 Joy Global, Inc.

 $

 11,112,453

 238,884

 PACCAR, Inc.

 13,377,504

 454,978

 Terex Corp. *

 18,654,098

 $

 43,144,055

 Industrial Machinery - 1.4%

 246,421

 Crane Co.

 $

 15,563,950

 Total Capital Goods

 $

 95,052,595

 Commercial Services & Supplies - 1.1%

 Security & Alarm Services - 0.6%

 204,032

 Corrections Corp of America

 $

 6,849,354

 Human Resource & Employment Services - 0.5%

 133,553

 Robert Half International, Inc.

 $

 5,579,844

 Total Commercial Services & Supplies

 $

 12,429,198

 Transportation - 3.1%

 Air Freight & Logistics - 0.7%

 208,201

 Atlas Air Worldwide Holdings, Inc. *

 $

 7,355,741

 Trucking - 2.4%

 209,411

 Con-way, Inc.

 $

 8,056,041

 249,129

 Ryder System, Inc.

 17,735,494

 $

 25,791,535

 Total Transportation

 $

 33,147,276

 Automobiles & Components - 3.3%

 Auto Parts & Equipment - 1.3%

 240,169

 Tenneco, Inc. *

 $

 13,651,206

 Tires & Rubber - 2.0%

 931,792

 The Goodyear Tire & Rubber Co.

 $

 22,046,199

 Total Automobiles & Components

 $

 35,697,405

 Consumer Durables & Apparel - 2.9%

 Homebuilding - 1.5%

 696,347

 DR Horton, Inc.

 $

 16,350,228

 Housewares & Specialties - 1.4%

 250,645

 Jarden Corp. *

 $

 15,151,490

 Total Consumer Durables & Apparel

 $

 31,501,718

 Retailing - 2.7%

 Department Stores - 1.3%

 270,423

 Macy's, Inc.

 $

 14,386,504

 Apparel Retail - 1.4%

 221,664

 Ross Stores, Inc.

 $

 15,053,202

 Total Retailing

 $

 29,439,706

 Food, Beverage & Tobacco - 3.1%

 Soft Drinks - 1.5%

 367,860

 Coca-Cola Enterprises, Inc.

 $

 15,924,659

 Agricultural Products - 0.8%

 146,471

 Ingredion, Inc.

 $

 9,125,143

 Packaged Foods & Meats - 0.8%

 218,183

 Tyson Foods, Inc.

 $

 8,160,044

 Total Food, Beverage & Tobacco

 $

 33,209,846

 Health Care Equipment & Services - 8.6%

 Health Care Equipment - 2.1%

 131,493

 CareFusion Corp. *

 $

 5,360,970

 186,221

 Zimmer Holdings, Inc.

 17,499,187

 $

 22,860,157

 Health Care Distributors - 1.3%

 201,502

 Cardinal Health, Inc.

 $

 13,706,166

 Health Care Services - 1.5%

 270,864

 Omnicare, Inc.

 $

 16,918,165

 Health Care Facilities - 1.1%

 279,632

 Community Health Systems, Inc.

 $

 11,579,561

 Managed Health Care - 2.6%

 223,047

 Aetna, Inc.

 $

 15,240,802

 138,913

 Humana, Inc.

 13,516,235

 $

 28,757,037

 Total Health Care Equipment & Services

 $

 93,821,086

 Pharmaceuticals, Biotechnology & Life Sciences - 4.9%

 Biotechnology - 0.6%

 164,611

 Keryx Biopharmaceuticals, Inc. *

 $

 2,531,717

 60,828

 OncoMed Pharmaceuticals, Inc. *

 1,835,181

 17,889

 Puma Biotechnology, Inc. *

 2,114,659

 $

 6,481,557

 Pharmaceuticals - 4.3%

 78,138

 Actavis plc *

 $

 14,766,519

 106,216

 Jazz Pharmaceuticals Plc *

 16,108,719

 164,011

 Salix Pharmaceuticals, Ltd. *

 15,964,831

 $

 46,840,069

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 53,321,626

 Banks - 6.7%

 Diversified Banks - 0.8%

 191,215

 Comerica, Inc.

 $

 8,757,647

 Regional Banks - 5.9%

 320,205

 CIT Group, Inc. *

 $

 14,905,543

 259,791

 First Republic Bank

 12,607,657

 1,117,623

 KeyCorp

 14,260,869

 2,186,448

 Regions Financial Corp.

 22,236,179

 $

 64,010,248

 Total Banks

 $

 72,767,895

 Diversified Financials - 5.7%

 Other Diversified Financial Services - 1.1%

 355,826

 ING US, Inc.

 $

 12,016,244

 Specialized Finance - 1.7%

 491,964

 The NASDAQ OMX Group, Inc.

 $

 18,768,427

 Consumer Finance - 1.2%

 563,971

 SLM Corp.

 $

 12,835,980

 Asset Management & Custody Banks - 1.7%

 104,998

 Ameriprise Financial, Inc.

 $

 11,091,989

 242,083

 Walter Investment Management Corp. *

 7,465,840

 $

 18,557,829

 Total Diversified Financials

 $

 62,178,480

 Insurance - 8.3%

 Insurance Brokers - 1.1%

 271,311

 Willis Group Holdings Plc

 $

 11,682,652

 Life & Health Insurance - 2.2%

 275,024

 Lincoln National Corp.

 $

 13,209,403

 336,609

 Unum Group

 10,838,810

 $

 24,048,213

 Multi-line Insurance - 1.4%

 478,388

 Hartford Financial Services Group, Inc.

 $

 15,906,401

 Property & Casualty Insurance - 2.5%

 253,246

 Axis Capital Holdings, Ltd.

 $

 11,401,135

 307,572

 The Allstate Corp.

 15,747,686

 $

 27,148,821

 Reinsurance - 1.1%

 161,744

 Reinsurance Group of America, Inc.

 $

 12,077,424

 Total Insurance

 $

 90,863,511

 Real Estate - 7.2%

 Diversified REIT's - 1.2%

 814,694

 Duke Realty Corp.

 $

 12,798,843

 Residential REIT's - 1.1%

 224,014

 Home Properties, Inc.

 $

 12,488,780

 Retail REIT's - 2.2%

 657,310

 General Growth Properties, Inc.

 $

 13,238,223

 521,264

 Kimco Realty Corp.

 10,899,630

 $

 24,137,853

 Specialized REIT's - 2.0%

 185,275

 HCP, Inc.

 $

 7,253,516

 463,400

 Pebblebrook Hotel Trust

 13,962,242

 $

 21,215,758

 Real Estate Services - 0.7%

 68,521

 Jones Lang LaSalle, Inc.

 $

 7,829,209

 Total Real Estate

 $

 78,470,443

 Software & Services - 4.3%

 IT Consulting & Other Services - 1.2%

 307,236

 Amdocs, Ltd.

 $

 13,291,029

 Data Processing & Outsourced Services - 1.3%

 273,555

 Fidelity National Information Services, Inc.

 $

 13,869,238

 Systems Software - 1.0%

 545,643

 Symantec Corp.

 $

 11,682,217

 Home Entertainment Software - 0.8%

 319,376

 Electronic Arts, Inc. *

 $

 8,431,526

 Total Software & Services

 $

 47,274,010

 Technology Hardware & Equipment - 2.7%

 Computer Hardware - 1.6%

 496,936

 NCR Corp. *

 $

 17,487,178

 Office Electronics - 1.1%

 1,116,491

 Xerox Corp.

 $

 12,113,927

 Total Technology Hardware & Equipment

 $

 29,601,105

 Semiconductors & Semiconductor Equipment - 4.2%

 Semiconductors - 4.2%

 868,902

 Marvell Technology Group, Ltd.

 $

 12,972,707

 693,629

 Skyworks Solutions, Inc. *

 20,982,277

 252,227

 Xilinx, Inc.

 11,708,377

 $

 45,663,361

 Total Semiconductors & Semiconductor Equipment

 $

 45,663,361

 Utilities - 8.5%

 Electric Utilities - 5.8%

 386,052

 Northeast Utilities

 $

 16,909,078

 549,265

 PNM Resources, Inc.

 13,539,382

 537,908

 PPL Corp.

 16,443,848

 511,608

 Westar Energy, Inc.

 16,970,037

 $

 63,862,345

 Gas Utilities - 1.1%

 246,044

 AGL Resources, Inc.

 $

 11,755,982

 Multi-Utilities - 1.6%

 457,330

 Ameren Corp.

 $

 17,305,367

 Total Utilities

 $

 92,923,694

 TOTAL COMMON STOCKS

 (Cost $912,838,267)

 $

 1,090,545,155

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $912,838,267) (a)

 $

 1,090,545,155

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 (188,201)

 TOTAL NET ASSETS - 100.0%

 $

 1,090,356,954

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At January 31, 2014, the net unrealized gain on investments based on cost for federal income tax purposes of $913,188,469 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 182,914,603

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,557,917)

 Net unrealized appreciation

 $

 177,356,686

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,090,545,155

$
-

$
-

$
1,090,545,155

 Total

$
1,090,545,155

$
-

$
-

$
1,090,545,155

 During the year ended January 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer High Yield Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 1, 2014 * Print the name and title of each signing officer under his or her signature.